Financial Risk Management - Summary of Maturity Profile of Group Financial Liabilities Based on Contractual Undiscounted Payments (Details) € in Thousands	Jun. 30, 2023 EUR (€)
Disclosure of Financial Risk Management [Line Items]
Trade and other payables	€ 17,903
Share based payment liabilities	2,951
Lease liability	87
Derivative warrant liabilities	7,727
Derivative earnout liability	7,553
Total financial liabilities	36,221
On demand [member]
Disclosure of Financial Risk Management [Line Items]
Share based payment liabilities	2,763
Derivative warrant liabilities	7,727
Total financial liabilities	10,490
Less than 3 months
Disclosure of Financial Risk Management [Line Items]
Trade and other payables	17,903
Share based payment liabilities	43
Lease liability	15
Total financial liabilities	17,961
3-12 months
Disclosure of Financial Risk Management [Line Items]
Share based payment liabilities	130
Lease liability	48
Total financial liabilities	178
More than 1 Year
Disclosure of Financial Risk Management [Line Items]
Share based payment liabilities	15
Lease liability	24
Derivative earnout liability	7,553
Total financial liabilities	€ 7,592